Deferred income taxes (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Tax losses carryforward	R$ 6,632,460	R$ 7,131,786
Income tax asset	R$ 3,394,679	R$ 3,768,459